Nature of Organization and Summary of Significant Accounting Policies - Schedule of Shares Excluded from the Computations of Diluted Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Diluted loss per share	1,316,669	912,239
Stock Options Under Treasury Stock Method [Member]
Diluted loss per share	341,669	162,239
Stock Options Under Treasury Stock Method [Member]
Diluted loss per share	975,000	750,000